Investments (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 25,448	$ 21,836
Property, plant and equipment	168,040	136,285	$ 153,424
Total assets	222,337	181,645
Current liabilities	36,051	31,460
Non-current liabilities	110,395	90,835
Shareholders' equity	75,891	59,350	78,975	$ 69,836
Total liabilities and equity	222,337	181,645
Sales Revenue	89,195	91,416	102,409
Net income for the year	19,720	7,605	24,995
Increase (decrease) in cash and cash equivalents	3,200	(9,456)	4,731
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity	326	244	392	$ 344
Net income for the year	86	77	$ 111
Fidc [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	11,189	14,839
Total assets	11,189	14,839
Current liabilities		13
Shareholders' equity	11,189	14,826
Total liabilities and equity	11,189	14,839
Net income for the year	1,545	1,317
Increase (decrease) in cash and cash equivalents	(725)	203
Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	128	156
Property, plant and equipment	265	246
Other non-current assets	4	4
Total assets	397	406
Current liabilities	151	159
Non-current liabilities	182	186
Shareholders' equity	64	61
Total liabilities and equity	397	406
Sales Revenue	266	313
Net income for the year	81	85
Increase (decrease) in cash and cash equivalents	$ (47)	$ (51)